Victory RS Value Fund Expense Example - Victory RS Value Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 700
Expense Example, with Redemption, 3 Years	969
Expense Example, with Redemption, 5 Years	1,259
Expense Example, with Redemption, 10 Years	2,082
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,580
Expense Example, with Redemption, 10 Years	2,994
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	$ 1,305